Employees' Defined Benefit Plans, Japanese plans (Detail) In Thousands				12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Japanese plans JPY (¥)	Mar. 31, 2011 Japanese plans USD ($)	Mar. 31, 2010 Japanese plans JPY (¥)
Change in benefit obligation:
Benefit obligation at beginning of year				¥ 18,951,000	$ 227,913	¥ 19,276,000
Service cost				949,000	11,413	1,155,000
Interest cost				253,000	3,043	331,000
Actuarial loss (gain)				634,000	7,625	587,000
Plan amendment				(841,000)	(10,114)	(206,000)
Curtailments				(442,000)	(5,316)
Settlements				(2,844,000)	(34,203)
Benefits paid				(1,205,000)	(14,492)	(2,192,000)
Defined Benefit Plan, Benefit Obligation				15,455,000	185,869	18,951,000
Change in plan assets:
Fair value of plan assets at beginning of year	99,723	8,292,000	8,411,000	7,976,000	95,923	7,085,000
Actual return on plan assets				95,000	1,143	1,270,000
Employer contribution				2,741,000	32,965	1,008,000
Plan amendment				(109,000)	(1,311)	(68,000)
Settlements				(2,348,000)	(28,238)
Benefits paid				(656,000)	(7,890)	(1,319,000)
Fair value of plan assets at end of year	99,723	8,292,000	8,411,000	7,699,000	92,592	7,976,000
Funded status				¥ (7,756,000)	$ (93,277)	¥ (10,975,000)